INVESTMENT IN AN AFFILIATED COMPANY (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Equity Method Investments [Table Text Block]

As of December 31, 2011 and 2012, the Company owned 26.6% and 26.4%, respectively, of MailVision's outstanding share capital.

	December 31,
	2011	2012

Invested in equity	$1,655	$1,655
Convertible and non-convertible loans	211	398
Accumulated net loss	(615)	(969)

Total investment	$1,251	$1,084

Schedule of Balances of Affiliates Investment [Table Text Block]
a.	Balances:

	December 31,
	2011	2012

Other receivables and prepaid expenses	$116	$-
Other payables and accrued expenses	$-	$492

Schedule of Transactions of Affiliates Investment [Table Text Block]
b.	Transactions:

	Year ended December 31,
	2011	2012	2012

Amounts charged - cost of revenues	$417	$2,164	$1,414